Class II Shares Prospectus | VP MARKET GROWTH STRATEGY FUND | Class II Shares
VP MARKET GROWTH STRATEGY FUND

SEI INSURANCE PRODUCTS TRUST

VP Conservative Strategy Fund
VP Moderate Strategy Fund
VP Market Plus Strategy Fund
VP Balanced Strategy Fund
VP Market Growth Strategy Fund
(each, a "Fund," and together, the "Funds")

Supplement dated April 6, 2015
to the Class II Shares Prospectus (the "Prospectus") dated April 30, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect corrections to the fees and expenses of the Funds.

Revisions to the Fees and Expenses of the VP Market Growth Strategy Fund

In the Fund Summary for the VP Market Growth Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class II Shares Prospectus VP MARKET GROWTH STRATEGY FUND Class II Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	9.38%
Acquired Fund Fees and Expenses (AFFE)	[2]	1.09%
Total Annual Fund Operating Expenses		10.57%
Less Fee Reductions and/or Expense Reimbursements		(9.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3][4]	1.49%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on amounts incurred for the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.80%.
[3]	The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.40%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Class II Shares Prospectus VP MARKET GROWTH STRATEGY FUND Class II Shares	152	2,220

There are no other changes to the Fees and Expenses of the VP Market Growth Strategy Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE